Acquisitions and Divestitures - Privatization of Mosaic Capital (Details) - Aug. 05, 2021 - Mosaic Capital Corporation (Mosaic Capital) $ in Millions, $ in Millions	USD ($)	CAD ($)	CAD ($)
Acquisitions and Divestitures
Exchange amount of cash	$ 10.7		$ 13.3
Debentures, consideration received under privatization	130.8	$ 163.3
Investments in privatized company	$ 4.0		$ 5.0
Proportion of ownership interest in subsidiary	20.00%	20.00%